Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets
The Company's assets measured at fair value consisted of the following at December 31, 2022 and December 31, 2021:

	Fair Value at December 31, 2022
	Total Fair Value	Level 1 - Quoted Prices in Active Markets for Identical Assets	Level 2 - Significant Other Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets:
Short-term investments	$—	$—	$—	$—
Investments in equity securities	330	319	—	11
Total assets	$330	$319	$—	$11

	Fair Value at December 31, 2021
	Total Fair Value	Level 1 - Quoted Prices in Active Markets for Identical Assets	Level 2 - Significant Other Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets:
Related party loan-held for sale (net)	$—	$—	$—	$—
Short-term investments	43,125	43,125	—	—
Investments in equity securities	1,838	—	—	1,838
Total assets	$44,963	$43,125	$—	$1,838

Schedule of Reconciliation of Assets for Level 3 Investments
The following table is a reconciliation of assets for Level 3 investments for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2022 (in thousands):

Level 3
Level 3 Investments
Balance at beginning of year	$1,838
Transfers in - FOXO Technologies, Inc. convertible note	6,050
Transfers in - FOXO Technologies, Inc. original issue discount on convertible note	(550)
Amortization of original issue discount on convertible note	206
Change in fair value on debt securities	791
Transfers out - FOXO Technologies, Inc. conversion of note to marketable equity securities	(6,497)
Unrealized loss on equity securities	(1,827)
Balance at end of year	$11

The following table is a reconciliation of assets for Level 3 investments for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2021 (in thousands):

Level 3
Level 3 Investments
Balance at beginning of year	$—
Transfers in- Sysorex Securities Settlement Agreement
Benefit (provision) for valuation allowance on related party loan - held for sale	7,461
Interest income (expense), net	1,627
Gain on related party loan held for sale	49,817
Unrealized loss on equity securities	(57,067)
Balance at end of year	$1,838